SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

DWS Total Return Bond Fund

The following information replaces the existing similar disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the fund's summary prospectus and the summary section of the fund’s prospectus.
Kelly L. Beam, CFA, Managing Director and Head of Investment Strategy, Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2017.
Christopher J. Munshower, CFA, Director and Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2020.
Stephen R. Cianci, CFA, Director and Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2025.
The following information replaces the existing similar disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Kelly L. Beam, CFA, Managing Director and Head of Investment Strategy, Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2017.
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Joined DWS in 1999. Prior to her current role, she served as a senior corporate bond trader. She also served in Investment Support for Stable Value, Specialty Fixed Income and Global Insurance.
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Head of Investment Strategy, Fixed Income: New York.
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BS in Finance, Lehigh University; MBA, Fordham University.
Christopher J. Munshower, CFA, Director and Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2020.
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Joined DWS in 2004. Previously worked as a Senior High Grade Fixed Income Analyst at Bear Stearns and a Senior Research Analyst in the Insurance Ratings Group and in the Municipal Bond Group at Standard & Poor's.
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Corporate Sector Portfolio Manager: New York.
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BS in Accounting and Economics, Lehigh University.
Stephen R. Cianci, CFA, Director and Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2025.
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Joined DWS in 2024 with 32 years of industry experience. Previously worked as Senior Managing Director and Head of Global Fixed Income at MacKay Shields. Prior to that, he served as a Senior Portfolio Manager at Aberdeen Asset Management and also previously co-led the core strategies team and served as the head of structured product at Logan Circle Partners.
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Senior Portfolio Manager: New York
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BS and MBA, Widener University
Please Retain This Supplement for Future Reference
March 11, 2025
PROSTKR25-10